Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2017
U.S. Treasury securities and obligations of U.S.government agencies	$30,450	$100	$(192)	$30,357
Obligations of states and political subdivisions	114,002	4,226	(172)	118,056
Mortgage-back securities in government sponsored entities	82,098	408	(690)	81,817
Total debt securities	226,550	4,734	(1,054)	230,230
Equity securities in financial institutions	481	351	—	832
Total	$227,031	$5,085	$(1,054)	$231,062

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2016
U.S. Treasury securities and obligations of U.S.government agencies	$37,406	$117	$(77)	$37,446
Obligations of states and political subdivisions	92,177	3,395	(574)	94,998
Mortgage-back securities in government sponsored entities	62,756	483	(597)	62,642
Total debt securities	192,339	3,995	(1,248)	195,086
Equity securities in financial institutions	481	297	—	778
Total	$192,820	$4,292	$(1,248)	$195,864

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2017 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$8,787	$8,765
Due from one to five years	27,662	27,691
Due from five to ten years	30,167	31,622
Due after ten years	77,836	80,335
Mortgage-backed securities in government sponsored entities	82,098	81,817
Equity securities in financial institutions	481	832
Total	$227,031	$231,062

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2017	2016	2015
Sale proceeds	$953	$4,349	$—
Gross realized gains	—	18	—
Gross realized losses	—	—	—
Gains (losses) from securities called or settled by the issuer	12	1	(18)

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2017 and 2016 not recognized in income are as follows:

2017	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$20,449	$(100)	$6,617	$(92)	$27,066	$(192)
Obligations of states and political subdivisions	4,057	(41)	7,309	(131)	11,366	(172)
Mortgage-backed securities in gov’t sponsored entities	29,534	(195)	22,199	(495)	51,733	(690)
Total temporarily impaired	$54,040	$(336)	$36,125	$(718)	$90,165	$(1,054)

2016	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$13,271	$(61)	$893	$(16)	$14,164	$(77)
Obligations of states and political subdivisions	17,167	(558)	519	(16)	17,686	(574)
Mortgage-backed securities in gov’t sponsored entities	35,453	(566)	2,849	(31)	38,302	(597)
Total temporarily impaired	$65,891	$(1,185)	$4,261	$(63)	$70,152	$(1,248)